CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Acquired private placement warrants	$ 19,377